SEGMENT AND GEOGRAPHIC AREA INFORMATION	12 Months Ended
Dec. 31, 2023
SEGMENT AND GEOGRAPHIC AREA INFORMATION
SEGMENT AND GEOGRAPHIC AREA INFORMATION

NOTE 14 – SEGMENT AND GEOGRAPHIC AREA INFORMATION

The Group’s major income source was real estate agent commissions before December 31, 2022. The revenue from real estate agent income accounted for 29%, 96%, and 99% of the Group’s total consolidated revenue for the years ended December 31, 2023, 2022, and 2021, respectively. Geographically, revenue was primarily generated in the PRC market before December 31, 2022. The revenue generated in the PRC accounted for 29%, 96%, and 100% of the Group’s total consolidated revenue for the years ended December 31, 2023, 2022, and 2021, respectively. The value of the Group’s assets located in the UK increased since 2021. The value of the assets located in the UK accounted for 95%, 79%, and 37% of the Group’s total consolidated assets as of December 31, 2023, 2022, and 2021, respectively.

The Group’s major income source was the hotel and rental management business after December 31, 2022. The revenue from the hotel and rental management business accounted for 71% of the Group’s total consolidated revenue for the year ended December 31, 2023. Geographically, revenue was primarily generated in the UK market after December 31, 2022. The revenue generated in the UK accounted for 71% of the Group’s total consolidated revenue for the year ended December 31, 2023. The value of the Group’s assets located in the UK increased since 2021. The value of the assets located in the UK accounted for 95% of the Group’s total consolidated assets as of December 31, 2023.

Source of Revenue	2023		2022		2021
	US$	%	US$	%	US$	%
Real estate agent income	$41,954	29%	$434,371	96%	$4,408,018	99%
Rental management income	67,891	47%	16,263	4%	19,469	0%
Hotel income	35,018	24%	—	—	—	—
Other income	—	—	—	—	38,746	1%
Total Income	$144,863	100%	$450,634	100%	$4,466,233	100%

Revenue by Geographic Region	2023		2022		2021
	US$	%	US$	%	US$	%
PRC	$41,954	29%	$434,371	96%	$4,446,764	100%
UK	102,909	71%	16,263	4%	19,469	0%
Total Revenue	$144,863	100%	$450,634	100%	$4,466,233	100%

Assets by Geographic Region	2023		2022		2021
	US$	%	US$	%	US$	%
PRC and Others	$180,919	5%	$1,202,347	21%	$5,293,516	63%
UK	3,818,323	95%	4,432,728	79%	3,075,454	37%
Total Assets	$3,999,242	100%	$5,635,075	100%	$8,368,970	100%